STOCKHOLDERS' EQUITY AND REGULATORY CAPITAL (Tables)	12 Months Ended
Jun. 30, 2015
Banking and Thrift [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
To be categorized as “well-capitalized” the Banks must maintain minimum capital ratios as set forth in the following tables:

	As of June 30, 2015
					Minimum
					Requirement
			Minimum		To be “Well-
			Requirement		Capitalized” Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)

Risk-based capital:

Common Equity Tier 1 capital ratio
Kentucky First Federal	$52,768	31.9%	$7,443	4.5%	N/A	N/A
First Federal of Hazard	16,478	43.8	1,694	4.5	$2,447	6.5%
First Federal of Frankfort	32,104	25.1	5,763	4.5	8,324	6.5

Tier 1 (core) capital ratio
Kentucky First Federal	52,768	31.9	9,923	6.0	N/A	N/A
First Federal of Hazard	16,478	43.8	2,259	6.0	3,012	8.0
First Federal of Frankfort	32,104	25.1	7,684	6.0	10,245	8.0

Total capital ratio
Kentucky First Federal	54,386	32.9	13,231	8.0	N/A	N/A
First Federal of Hazard	16,950	45.0	3,012	8.0	3,765	10.0
First Federal of Frankfort	33,101	25.9	10,245	8.0	12,806	10.0

Leverage capital:

Tier 1 leverage capital to average assets
Kentucky First Federal	52,768	18.7	11,312	4.0	N/A	N/A
First Federal of Hazard	16,478	21.8	3,023	4.0	3,779	5.0
First Federal of Frankfort	32,104	14.9	8,645	4.0	10,807	5.0

	As of June 30, 2014
						To be “well-
						capitalized” under
			For capital			prompt corrective
	Actual		adequacy purposes			action provisions
	Amount	Ratio	Amount		Ratio	Amount		Ratio
	(Dollars in thousands)

Tier 1 core capital
First Federal of Hazard	$15,880	19.8%	≥$	3,206	≥4.0%	≥$	4,007	≥5.0%
First Federal of Frankfort	$31,647	14.8%	≥$	9,154	≥4.0%	≥$	11,443	≥5.0%

Total risk-based capital
First Federal of Hazard	$16,368	42.0%	≥$	3,116	≥8.0%	≥$	3,895	≥10.0%
First Federal of Frankfort	$32,531	26.4%	≥$	9,845	≥8.0%	≥$	12,306	≥10.0%

Tier 1 risk-based capital
First Federal of Hazard	$15,880	40.8%	≥$	3,206	≥4.0%	≥$	2,337	≥6.0%
First Federal of Frankfort	$31,647	25.7%	≥$	9,154	≥4.0%	≥$	7,384	≥6.0%